U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Fixed Income Series, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                  T. Rowe Price Limited-Term Bond Portfolio

         3.       Investment Company Act File Number:  811-07153

                  Securities Act File Number:  033-52749

         4a. Last day of fiscal year for which this Form is filed:

                  December 31, 2006

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

		This amended 24F-2NT/A filing corrects the initial filing completed on March 23, 2007 with accession number 871839-07-000058. The fees associated with this filing were paid with the original filing completed in 2007.
		No additional fees are due at this time. The original submission included the incorrect text filing.

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                             $5,464,129.16

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:        $1,668,013.80

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:                 $1,668,013.80

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                    $3,796,115.36

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                 x .0000307

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $116.54

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
                  that number here:   -0-.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 $-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                   $116.54

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about March 23, 2007.

         Method of delivery:     Wire transfer

        SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        Joseph A. Carrier, Treasurer
        By (Signature and Title)*

        March 23, 2007




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Fixed Income Series, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                  T. Rowe Price Prime Reserve Portfolio

         3.       Investment Company Act File Number:  811-07153

                  Securities Act File Number:  033-52749

         4a. Last day of fiscal year for which this Form is filed:

                  December 31, 2006

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                            $10,578,061.58


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:        $298,779.77

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-0-

         (iv)     Total available redemption credit
                  [add items 5(ii) and 5(iii)]:                 $298,779.77

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                    $10,279,281.81

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:        $-0-

         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                            x .0000307

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):       $315.57

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                      $-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                       $315.57

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about March 23, 2007.

         Method of delivery:     Wire transfer

        SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        Joseph A. Carrier, Treasurer
        By (Signature and Title)*

        March 23, 2007